Accounts receivable, net (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Allowance for credit loss	$ 15,724	¥ 108,423	¥ 2,306,700
Write-off	$ 273,180	¥ 1,883,741	¥ 51,892